Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2019
Derivative Financial Instruments [Abstract]
Schedule of derivative financial instruments
							2019
							Volume / Position
Risk	Maturity	Outstanding derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Notional (’000)	Short (long) position	Unit
Currency US$	August-19	Options	FC Stone	396	(182)	214	(4,000)	-	US$
Currency US$	August-19	Options	Olam	42	-	42	(500)	-	US$
Currency US$	March-20	Options	Itaú BBA	2,220	(1,536)	684	(14,000)	-	US$
Currency US$	July-19	NDF	Santander	7	-	7	(450)	-	US$
Currency US$	July-19	NDF	ABC	57	-	57	(370)	-	US$
Currency US$	July-19	NDF	Rabobank	-	(79)	(79)	(5,659)	-	US$
Currency US$	July-19	NDF	Itaú BBA	2	-	2	(250)	-	US$
Currency US$	July-19	NDF	Olam	-	(131)	(131)	(4,160)	-	US$
Currency US$	November-19	NDF	Itaú BBA	77	-	77	(10,000)	-	US$
Currency US$	November-19	NDF	Banco Safra	21	-	21	(2,500)	-	US$

		Current		2,822	(1,928)	894	(41,889)	-	US$
		Total currency risk		2,822	(1,928)	894	(41,889)	-	US$
Soybean CBOT	December-19	Soybean futures and accrual	Trading Companies/Banks/CBOT	428	(1,482)	(1,054)	-	(763,206)	bags
Soybean CBOT	June-20	Soybean futures and accrual	Trading Companies/Banks/CBOT	-	(1,165)	(1,165)	-	(182,029)	bags
Soybean CBOT	June-20	Soybean futures	Trading Companies/Banks/CBOT	76	-	76	-	(12,891)	bags
Soybean CBOT	February-20	Soybean options fs	Trading Companies/Banks/CBOT	-	(4,091)	(4,091)	-	(861,786)	bags
							-
Corn CBOT	August-19	Corn options	RJO Brien	-	(428)	(428)	-	(99,484)	bags
Corn BM&F	September-19	Corn options	Itaú BBA	-	(246)	(246)	-	(83,250)	bags
Corn BM&F	September-19	Corn options	BM&F	-	(659)	(659)	-	(249,750)	bags
Corn CBOT	September-19	Corn futures	Trading Companies/Banks/CBOT	-	(457)	(457)	-	(84,667)	bags
Corn CBOT	December-19	Corn futures and accrual	Trading Companies/Banks/CBOT	40	(426)	(386)	-	(217,361)	bags
Corn CBOT	August-20	Corn futures and accrual	Trading Companies/Banks/CBOT	27	-	27	-	(33,970)	bags
Fed Cattle BM&F	July-19	Fed cattle futures	BM&F	-	-	-		(3,630)	arroba
Fed Cattle BM&F	September-19	Fed cattle futures	BM&F	-	-	-	-	(3,300)	arroba
Fed Cattle BM&F	October-19	Fed cattle options	BM&F	-	(51)	(51)	-	(9,900)	arroba
Fed Cattle BM&F	November-19	Fed cattle options	Itaú BBA	-	(38)	(38)	-	(6,600)	arroba

Cotton	July-19	Cotton options	Trading Companies/Banks/CBOT	-	(84)	(84)	-	(1,473)	ton.
Cotton	November-19	Cotton futures and accrual	Trading Companies/ Banks /CBOT	106	-	106	-	(89)	ton.
Cotton	December-19	Cotton futures	Trading Companies/ Banks/CBOT	142	-	142	-	(112)	ton.

Ethanol BM&F	July-19	Ethanol futures	BM&F	-	-	-	-	(600)	m³
Ethanol BM&F	August-19	Ethanol futures	BM&F	-	-	-	-	(600)	m³
Ethanol BM&F	September-19	Ethanol futures	BM&F	-	-	-	-	(300)	m³

		Current (bags)		544	(8,954)	(8,410)	-	(2,554,424)	bags
		Current (arrobas)		-	(89)	(89)	-	(23,430)	arrobas
		Current (tons)		248	(84)	164	-	(1,674)	tons
		Current (cubic meters)					-	(1,500)	cubic meters
		Noncurrent (bags)		27	-	27	-	(33,970)	bags
		Total risk with commodities		819	(9,127)	(8,308)	-	(2,614,998)
Interest R$	August-23	SWAP Pre-DI	Bradesco	986	-	986	14,810		BRL
		Current		-	-	-	-	-	BRL
		Noncurrent		986	-	986	14,810	-	BRL
		Total risk with interest		986	-	986	14,810	-	BRL
		Total risks		4,627	(11,055)	(6,428)	(27,079)	(2,614,998)
		Margin deposit		2,292	-	2,292
			Current	5,906	(11,055)
			Noncurrent	1,013	-
			Result on June 30, 2019 (Note 23)	114,300	(98,617)

				2018
Risk	Maturity	Outstanding derivative instruments	Counter party	Receivable	Payable	Net balance	Notional (’000)	Call option (put option)	Unit
Currency US$	October -18	Options	FC Stone	1,490	(2,484)	(994)	(4,800)	-	US$
Currency US$	June -18	Dollar – 1st Futures	BM&F	1	(1,086)	(1,085)	(31,000)	-	US$

		Current		1,491	(3,570)	(2,079)	(35,800)	-	US$
		Noncurrent		-	-	-	-	-	US$
		Total US$ risk		1,491	(3,570)	(2,079)	(35,800)	-	US$

Soybean CBOT	July-18	Soybean Options	Trading Companies/Banks/CBOT	-	(7)	(7)	-	(77,107)	Bags
Soybean CBOT	October-18	Soybean Options	Trading Companies/Banks/CBOT	-	(1,275)	(1,275)	-	(1,294,946)	Bags
Soybean CBOT	July-18	Futures Soybean	Trading Companies/Banks/CBOT	5,451	(5,569)	(118)	-	-	Bags
Soybean CBOT	October-18	Futures Soybean	Trading Companies/Banks/CBOT	351	-	351	-	(16,975)	Bags
Soybean CBOT	July-19	Futures Soybean	Trading Companies/Banks/CBOT	3,999	(2,145)	1,854	-	(430,893)	Bags
Ethanol BM&F	July-18	Futures Ethanol	BM&F	42	-	42	-	(300)	m3
Ethanol BM&F	August-18	Futures Ethanol	BM&F	94	-	94	-	(900)	m3
Ethanol BM&F	September-18	Futures Ethanol	BM&F	80	-	80	-	(900)	m3

		Current (bags)		5,802	(6,851)	(1,049)	-	(1,389,028)	Bags
		Current (Ethanol)		216	-	216	-	(2,100)	Cubic Meters
		Noncurrent (bags)		3,999	(2,145)	1,854	-	(430,893)	Bags
		Total commodities risk		10,017	(8,996)	1,021	-	(1,822,021)

Interest R$	January-18	DI SWAP x Dollar	Banco Safra	-	-	-	-	-	BRL
Interest R$	August-23	Pre-DI SWAP	Bradesco	54	-	54	14,810	-	BRL
Interest R$	July-18	Pre-DI SWAP	ABC	-	(12)	(12)	10,000	-	BRL
Interest R$	August-18	Pre-DI SWAP	Itaú BBA Jaborandi	-	(11)	(11)	20,000	-	BRL
Interest R$	May-19	Pre-DI SWAP	Itaú BBA Jaborandi	-	(45)	(45)	20,000	-	BRL

		Current		-	(68)	(68)	50,000	-	BRL
		Noncurrent		54	-	54	14,810	-	BRL
		Total interest rate risk		54	(68)	(14)	64,810	-	BRL

		Total risks		11,562	(12,634)	(1,072)	29,010	(1,822,021)

		Margin deposit		20,790	-	20,790

			Current	28,299	(10,489)
			Noncurrent	4,053	(2,145)
			Income statement impact at June 30, 2018 (Note 23)	62,965	(68,300)